AB High Income Fund

Portfolio of Investments

July 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 61.2%
Industrial – 54.1%
Basic – 3.8%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	675	$642,998
7.125%, 03/15/2031(a)		3,049	3,179,813
Alumina Pty Ltd. 6.125%, 03/15/2030(a)		1,642	1,659,516
6.375%, 09/15/2032(a)		3,059	3,096,385
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a) (b)		7,962	4,105,921
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a) (b) (c)		11,908	10,956,181
Champion Iron Canada, Inc. 7.875%, 07/15/2032(a)		2,204	2,253,473
Cleveland-Cliffs, Inc. 7.50%, 09/15/2031(a)		5,190	5,187,633
Constellium SE 3.125%, 07/15/2029(a)	EUR	2,828	3,159,040
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 09/30/2026	U.S.$	685	677,308
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		3,051	3,033,587
Element Solutions, Inc. 3.875%, 09/01/2028(a)		8,518	8,204,644
Fortescue Treasury Pty Ltd. 4.375%, 04/01/2031(a)		5,711	5,355,702
4.50%, 09/15/2027(a)		2,160	2,125,975
5.875%, 04/15/2030(a)		308	311,637
6.125%, 04/15/2032(a)		5,645	5,759,297
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		4,133	3,952,403
3.50%, 03/01/2029(a)		1,508	1,417,092
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	4,341	4,968,459
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)		4,761	5,492,535
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)		111	122,994
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	3,288	3,124,253
Inversion Escrow Issuer LLC 6.75%, 08/01/2032(a)		4,778	4,719,723
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(d) (e) (f) (g) (h)		16,121	0
New Gold, Inc. 6.875%, 04/01/2032(a)		2,192	2,249,985
Novelis Corp. 4.75%, 01/30/2030(a)		1,550	1,485,006
Reno de Medici SpA 6.975% (EURIBOR 3 Month + 5.00%), 04/15/2029(a) (i)	EUR	2,400	2,179,402
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(a)	U.S.$	7,442	7,396,144
SNF Group SACA 3.125%, 03/15/2027(a)		1,487	1,434,435
4.50%, 03/15/2032(a)	EUR	5,064	5,948,854
Toucan FinCo Ltd./Toucan FinCo Can., Inc./Toucan FinCo US LLC 8.25%, 05/15/2030(a)		2,415	2,826,490
9.50%, 05/15/2030(a)	U.S.$	3,327	3,404,819
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		3,771	2,415,697
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		3,895	3,873,275

	Principal Amount (000)		U.S. $ Value

5.625%, 08/15/2029(a)	U.S.$	763	$704,195

			117,424,871

Capital Goods – 4.0%
Arcosa, Inc. 4.375%, 04/15/2029(a)		1,337	1,289,078
6.875%, 08/15/2032(a)		1,073	1,109,507
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		7,031	7,194,038
6.25%, 03/15/2033(a)		4,357	4,468,046
Bombardier, Inc. 6.00%, 02/15/2028(a)		685	687,923
7.25%, 07/01/2031(a)		3,007	3,139,658
7.45%, 05/01/2034(a)		5,150	5,585,350
7.875%, 04/15/2027(a)		303	303,977
8.75%, 11/15/2030(a)		5,839	6,289,744
Calderys Financing LLC 11.25%, 06/01/2028(a)		6,939	7,338,907
Efesto Bidco S.p.A Efesto US LLC Series XR 7.50%, 02/15/2032(a)		6,093	6,231,736
EnerSys 4.375%, 12/15/2027(a)		5,050	4,960,887
GFL Environmental, Inc. 4.375%, 08/15/2029(a)		685	663,145
Goat Holdco LLC 6.75%, 02/01/2032(a)		2,313	2,340,793
Griffon Corp. 5.75%, 03/01/2028		300	298,434
IMA Industria Macchine Automatiche SpA 5.78% (EURIBOR 3 Month + 3.75%), 04/15/2029(a) (i)	EUR	2,560	2,945,451
LSB Industries, Inc. 6.25%, 10/15/2028(a) (c)	U.S.$	5,922	5,824,806
Luna 2 5SARL 5.50%, 07/01/2032(a)	EUR	730	861,091
Madison IAQ LLC 5.875%, 06/30/2029(a)	U.S.$	3,636	3,545,127
Maxam Prill SARL 7.75%, 07/15/2030(a)		4,183	4,089,546
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)		1,314	1,341,574
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		9,795	9,347,285
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		533	509,405
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		4,070	4,177,134
TransDigm, Inc. 4.625%, 01/15/2029		3,591	3,510,359
4.875%, 05/01/2029		3,750	3,678,744
6.375%, 03/01/2029(a)		1,372	1,404,431
6.375%, 05/31/2033(a)		8,744	8,798,143
6.75%, 08/15/2028(a)		13,090	13,357,972
6.875%, 12/15/2030(a)		4,009	4,154,762
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		3,072	3,198,783

			122,645,836

Communications - Media – 9.0%
AMC Networks, Inc. 4.25%, 02/15/2029		94	75,219
10.25%, 01/15/2029(a)		5,114	5,255,151
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		2,542	2,319,678
4.25%, 01/15/2034(a)		995	858,406
4.50%, 08/15/2030(a)		21,562	20,179,565
4.50%, 05/01/2032		3,165	2,872,060
4.50%, 06/01/2033(a)		14,442	12,822,208

	Principal Amount (000)		U.S. $ Value

4.75%, 03/01/2030(a)	U.S.$	1,939	$1,841,872
4.75%, 02/01/2032(a)		25,772	23,798,876
6.375%, 09/01/2029(a)		5,119	5,164,714
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		3,485	3,480,118
CSC Holdings LLC 4.625%, 12/01/2030(a)		11,668	5,456,108
5.00%, 11/15/2031(a)		330	155,986
5.375%, 02/01/2028(a)		7,472	6,874,292
5.50%, 04/15/2027(a)		4,961	4,803,387
5.75%, 01/15/2030(a)		17,736	8,730,720
7.50%, 04/01/2028(a)		2,183	1,766,206
11.25%, 05/15/2028(a)		2,417	2,429,132
11.75%, 01/31/2029(a)		2,095	1,959,432
Discovery Communications LLC 3.625%, 05/15/2030		4,172	3,692,601
DISH DBS Corp. 5.125%, 06/01/2029		10,429	7,606,952
5.25%, 12/01/2026(a) (j)		11,885	11,178,698
5.75%, 12/01/2028(a)		10,549	9,414,982
7.375%, 07/01/2028		6,580	5,049,175
EW Scripps Co. (The) 9.875%, 08/15/2030(a)		2,372	2,357,287
Gray Media, Inc. 5.375%, 11/15/2031(a)		2,960	2,185,519
7.25%, 08/15/2033(a)		1,222	1,215,719
iHeartCommunications, Inc. 7.75%, 08/15/2030(a)		138	107,738
9.125%, 05/01/2029(a) (j)		5,580	4,689,990
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		5,026	3,415,761
6.75%, 10/15/2027(a)		8,724	6,690,979
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		2,907	2,897,866
8.00%, 08/01/2029(a)		869	883,323
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		13,793	13,060,198
Nexstar Media, Inc. 4.75%, 11/01/2028(a)		1,248	1,212,714
Paramount Global 6.25%, 02/28/2057		1,211	1,166,235
6.375%, 03/30/2062		4,680	4,613,300
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		1,549	1,279,296
8.125%, 02/15/2033(a)		3,657	3,740,005
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		10,094	9,614,973
4.125%, 07/01/2030(a)		1,616	1,473,578
Snap, Inc. 6.875%, 03/01/2033(a)		5,488	5,624,281
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	541	607,223
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	2,362	2,308,326
5.00%, 09/15/2029		925	889,166
Univision Communications, Inc. 4.50%, 05/01/2029(a)		5,716	5,290,178
7.375%, 06/30/2030(a)		8,775	8,732,585
8.50%, 07/31/2031(a)		4,216	4,285,391
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		3,049	2,831,743
VZ Secured Financing BV 5.00%, 01/15/2032(a)		5,961	5,247,491
Warnermedia Holdings, Inc. 4.28%, 03/15/2032		17,857	15,035,319
5.05%, 03/15/2042		18,030	12,052,417
5.14%, 03/15/2052		1,604	992,594
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		7,118	6,212,367

	Principal Amount (000)		U.S. $ Value

Ziggo BV 4.875%, 01/15/2030(a)	U.S.$	900	$830,650

			279,329,750

Communications - Telecommunications – 4.1%
Altice Financing SA 5.75%, 08/15/2029(a)		7,503	5,743,943
Altice France Holding SA 4.00%, 02/15/2028(a) (h) (k)	EUR	1,210	511,530
6.00%, 02/15/2028(a) (h) (k)	U.S.$	1,308	480,959
10.50%, 05/15/2027(e) (h) (k)		9,715	3,565,263
Altice France SA 5.125%, 01/15/2029(e)		1,214	1,061,669
5.125%, 07/15/2029(e)		24,966	21,801,947
5.50%, 01/15/2028(e)		3,914	3,480,446
5.50%, 10/15/2029(e)		7,458	6,480,176
8.125%, 02/01/2027(e)		1,968	1,833,073
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		679	685,790
EchoStar Corp. 3.875% (3.875% Cash or 3.875% PIK), 11/30/2030(b) (c) (l)		1,750	2,251,117
6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(b) (c)		10,093	9,565,058
10.75%, 11/30/2029		7,197	7,583,603
Fibercop SpA 7.20%, 07/18/2036(a)		820	810,812
7.72%, 06/04/2038(a)		6,199	6,188,419
Frontier Communications Holdings LLC 8.625%, 03/15/2031(a)		2,925	3,101,641
Level 3 Financing, Inc. 10.75%, 12/15/2030(a)		7,606	8,585,127
11.00%, 11/15/2029(a)		5,733	6,512,391
Telecom Italia Capital SA 7.72%, 06/04/2038		2,280	2,458,980
United Group BV 3.625%, 02/15/2028(a)	EUR	752	844,069
4.00%, 11/15/2027(a)		471	536,232
4.625%, 08/15/2028(a)		663	754,679
6.39% (EURIBOR 3 Month + 4.25%), 02/01/2029(a) (i)		1,531	1,748,381
6.75%, 02/15/2031(a)		2,127	2,507,078
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)	U.S.$	1,405	1,281,086
4.75%, 07/15/2031(a)		12,630	11,676,753
7.75%, 04/15/2032(a)		9,196	9,587,707
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		4,218	4,419,243

			126,057,172

Consumer Cyclical - Automotive – 2.5%
Adient Global Holdings Ltd. 7.50%, 02/15/2033(a)		1,362	1,389,130
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		3,049	2,781,068
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		7,421	7,042,485
Clarios Global LP/Clarios US Finance Co. 4.75%, 06/15/2031(a)	EUR	2,475	2,851,338
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(d) (e) (f) (g) (h) (m)	U.S.$	18,493	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(d) (e) (f) (g) (h) (m)		7,590	0
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031		2,865	2,721,863
6.625%, 07/15/2030		4,137	4,208,496
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a) (b)		200	199,178

	Principal Amount (000)		U.S. $ Value

6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a) (b)	EUR	2,189	$2,649,019
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a) (b)	U.S.$	3,195	3,283,296
8.00% (8.00% Cash or 8.75% PIK), 11/15/2032(a) (b)		1,030	1,058,766
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a) (b)	EUR	1,751	2,092,061
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028(a)	U.S.$	3,310	2,991,365
2.75%, 03/09/2028(a)		5,326	4,932,824
Nissan Motor Co., Ltd. 8.125%, 07/17/2035(a)		6,832	7,154,224
PM General Purchaser LLC 9.50%, 10/01/2028(a) (j)		9,604	7,465,278
Tenneco, Inc. 8.00%, 11/17/2028(a)		8,316	8,255,464
Titan International, Inc. 7.00%, 04/30/2028		6,965	6,946,118
ZF Finance GmbH Series E 3.75%, 09/21/2028(a)	EUR	100	107,274
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)	U.S.$	2,474	2,352,796
6.875%, 04/14/2028(a)		4,588	4,567,765
7.125%, 04/14/2030(a)		1,539	1,490,722

			76,540,530

Consumer Cyclical - Entertainment – 0.5%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		1,527	1,481,694
Carnival Corp. 5.75%, 03/01/2027(a)		174	175,606
5.75%, 01/15/2030(a)	EUR	892	1,096,506
5.75%, 03/15/2030(a)	U.S.$	867	879,463
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		1,512	1,515,063
Loarre Investments SARL 6.50%, 05/15/2029(a)	EUR	2,240	2,643,075
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)	U.S.$	1,785	1,559,576
Motion Finco SARL 7.375%, 06/15/2030(a)	EUR	1,092	1,177,905
NCL Finance Ltd. 6.125%, 03/15/2028(a)	U.S.$	50	50,700
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		4,269	4,164,104
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029		30	29,151
Viking Cruises Ltd. 9.125%, 07/15/2031(a)		1,377	1,481,150

			16,253,993

Consumer Cyclical - Other – 4.1%
AmeriTex HoldCo Intermediate LLC 7.625%, 08/15/2033(a)		2,986	3,036,524
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,889	5,362,250
6.25%, 09/15/2027(a)		4,404	4,397,554
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		2,040	1,885,076
6.375%, 03/01/2034(a)		4,668	4,736,241
6.75%, 05/15/2035(a)		4,240	4,356,585
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		1,629	1,354,540
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		2,523	2,489,232
5.75%, 04/01/2030(a)		2,035	2,031,393

	Principal Amount (000)		U.S. $ Value

Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)	U.S.$	2,882	$2,823,431
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		6,167	5,558,649
4.00%, 05/01/2031(a)		1,651	1,540,095
5.75%, 09/15/2033(a)		548	548,575
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		964	887,662
5.00%, 06/01/2029(a)		7,046	6,741,410
6.625%, 01/15/2032(a)		3,497	3,539,305
LGI Homes, Inc. 7.00%, 11/15/2032(a)		2,559	2,460,828
Lottomatica Group SpA 4.875%, 01/31/2031(a)	EUR	1,181	1,392,463
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)	U.S.$	1,338	1,276,947
Masterbrand, Inc. 7.00%, 07/15/2032(a)		3,776	3,842,205
Mattamy Group Corp. 4.625%, 03/01/2030(a)		5,478	5,254,903
Miller Homes Group Finco PLC 6.53% (EURIBOR 3 Month + 4.25%), 10/15/2030(a) (i)	EUR	1,541	1,788,331
7.00%, 05/15/2029(a)	GBP	2,900	3,843,891
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	2,744	2,843,319
11.875%, 04/15/2031(a)		3,907	4,072,694
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625%, 02/01/2033(a)		3,793	3,828,651
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		3,292	3,220,440
4.75%, 04/01/2029		4,530	4,375,443
Standard Building Solutions, Inc. 6.25%, 08/01/2033(a)		5,412	5,463,285
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		129	115,277
4.375%, 07/15/2030(a)		3,615	3,422,741
4.75%, 01/15/2028(a)		1,356	1,339,408
Station Casinos LLC 4.50%, 02/15/2028(a)		1,517	1,482,916
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		328	323,320
5.75%, 01/15/2028(a)		989	998,305
5.875%, 06/15/2027(a)		294	296,375
Thor Industries, Inc. 4.00%, 10/15/2029(a)		3,624	3,398,455
Travel & Leisure Co. 4.50%, 12/01/2029(a)		5,268	5,058,254
4.625%, 03/01/2030(a)		10,068	9,660,572
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		1,994	1,935,347
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		2,353	2,349,966
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		2,889	2,865,852

			128,198,710

Consumer Cyclical - Restaurants – 0.6%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		5,650	5,452,540
4.00%, 10/15/2030(a)		6,521	6,041,867
4.375%, 01/15/2028(a)		3,132	3,061,654
6.125%, 06/15/2029(a)		5,000	5,108,103

			19,664,164

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 4.0%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)	U.S.$	4,008	$4,028,595
7.375%, 08/01/2033(a)		2,757	2,769,516
Arko Corp. 5.125%, 11/15/2029(a)		4,612	3,781,394
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		5,503	5,281,649
5.00%, 02/15/2032(a)		340	321,850
Bath & Body Works, Inc. 6.75%, 07/01/2036		1,479	1,498,412
6.875%, 11/01/2035		6,475	6,662,986
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	2,585	2,999,165
Boots Group Finco LP 5.375%, 08/31/2032(a)		1,976	2,310,080
Carvana Co. 5.50%, 04/15/2027(a)	U.S.$	1,469	1,435,959
9.00% (11.00% Cash or 13.00% PIK), 06/01/2030(a) (b) (c)		7,229	7,561,669
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(a)		7,797	8,242,417
CT Investment GmbH 6.375%, 04/15/2030(a)	EUR	1,681	1,991,206
FirstCash, Inc. 5.625%, 01/01/2030(a)	U.S.$	322	318,956
6.875%, 03/01/2032(a)		3,145	3,228,171
Gap, Inc. (The) 3.625%, 10/01/2029(a)		1,113	1,025,593
3.875%, 10/01/2031(a)		450	399,846
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(a)		5,739	5,348,376
8.75%, 01/15/2032(a)		4,115	3,613,235
11.50%, 08/15/2029(a)		1,470	1,465,403
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		4,361	4,202,486
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		3,885	3,613,823
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		5,229	5,081,813
Lithia Motors, Inc. 3.875%, 06/01/2029(a)		367	346,853
4.625%, 12/15/2027(a)		685	674,807
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(a)		1,510	1,206,669
7.875%, 05/01/2029(a)		3,047	2,036,090
Nordstrom, Inc. 5.00%, 01/15/2044		2,170	1,470,057
Patrick Industries, Inc. 4.75%, 05/01/2029(a)		150	145,485
Penske Automotive Group, Inc. 3.75%, 06/15/2029		521	493,177
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		3,529	3,453,446
QXO Building Products, Inc. 6.75%, 04/30/2032(a)		4,745	4,888,127
Saks Global Enterprises LLC 11.00%, 12/15/2029(a)		2,762	642,121
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		9,865	9,487,390
4.875%, 11/15/2031(a)		525	494,032
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(a)		2,381	2,332,117
Staples, Inc. 10.75%, 09/01/2029(a)		9,996	9,365,719
12.75%, 01/15/2030(a)		2,487	1,749,604
VF Corp. 2.95%, 04/23/2030		7,097	6,011,329

	Principal Amount (000)		U.S. $ Value

White Cap Buyer LLC 6.875%, 10/15/2028(a)	U.S.$	2,257	$2,252,066

			124,231,689

Consumer Non-Cyclical – 7.6%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(a)		1,227	1,186,959
7.375%, 03/15/2033(a)		4,574	4,712,264
AdaptHealth LLC 5.125%, 03/01/2030(a)		2,000	1,880,117
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		1,018	960,691
6.50%, 02/15/2028(a)		4,998	5,080,716
Amneal Pharmaceuticals LLC 6.875%, 08/01/2032(a)		1,909	1,937,533
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		11,521	12,041,329
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		4,331	3,830,663
11.00%, 09/30/2028(a)		15,711	16,141,588
CAB SELAS 3.375%, 02/01/2028(a)	EUR	2,809	3,070,210
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	1,291	1,079,793
5.625%, 03/15/2027(a)		697	698,167
6.00%, 01/15/2029(a)		11,502	10,949,433
6.125%, 04/01/2030(a)		7,452	5,261,556
9.75%, 01/15/2034(a)		1,475	1,484,504
CVS Health Corp. 6.75%, 12/10/2054		548	549,440
7.00%, 03/10/2055		6,105	6,289,469
DaVita, Inc. 3.75%, 02/15/2031(a)		2,393	2,170,825
4.625%, 06/01/2030(a)		18,628	17,777,289
Elanco Animal Health, Inc. 6.65%, 08/28/2028(c)		6,443	6,670,854
Embecta Corp. 5.00%, 02/15/2030(a)		6,541	5,931,955
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		7,811	6,029,748
Encompass Health Corp. 4.50%, 02/01/2028		685	674,679
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		1,476	1,348,105
Froneri Lux FinCo SARL 4.75%, 08/01/2032(a)	EUR	740	850,174
Grifols SA 3.875%, 10/15/2028(a)		8,212	9,184,342
7.50%, 05/01/2030(a)		1,900	2,289,631
Gruenenthal GmbH 6.75%, 05/15/2030(a)		3,233	3,899,079
Iceland Bondco PLC 10.875%, 12/15/2027(a)	GBP	414	578,913
LifePoint Health, Inc. 8.375%, 02/15/2032(a)	U.S.$	3,166	3,370,070
11.00%, 10/15/2030(a)		4,889	5,379,318
Medline Borrower LP 3.875%, 04/01/2029(a)		8,330	7,943,837
5.25%, 10/01/2029(a)		9,369	9,193,059
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)	EUR	1,619	1,859,458
ModivCare, Inc. 5.00% (5.00% Cash or 10.00% PIK), 10/01/2029(b) (c) (e)	U.S.$	3,342	835,538
5.00%, 10/01/2029(e)		97	3,872
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		3,146	2,589,231
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a) (b) (c)		3,499	2,700,429

	Principal Amount (000)		U.S. $ Value

11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a) (b) (c)	U.S.$	2,862	$2,826,015
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		3,395	3,429,123
Neopharmed Gentili SpA 7.125%, 04/08/2030(a)	EUR	1,890	2,266,591
Newell Brands, Inc. 6.375%, 09/15/2027	U.S.$	1,346	1,363,328
8.50%, 06/01/2028(a)		3,080	3,230,957
Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	3,589	4,206,662
6.50%, 03/31/2032(a)	U.S.$	1,670	1,687,343
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		12,011	11,362,683
5.125%, 04/30/2031(a)		7,607	6,579,965
7.875%, 05/15/2034(a)		714	639,235
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		14	12,175
6.625%, 04/01/2030(a)		866	779,812
Post Holdings, Inc. 4.50%, 09/15/2031(a)		5,969	5,520,089
4.625%, 04/15/2030(a)		414	395,469
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%, 04/30/2029(a)		9,327	8,977,238
6.25%, 04/01/2029(a)		3,651	3,659,470
Somnigroup International, Inc. 4.00%, 04/15/2029(a)		685	650,827
Sotera Health Holdings LLC 7.375%, 06/01/2031(a)		4,522	4,683,912
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		3,065	3,153,644
Whirlpool Corp. 6.125%, 06/15/2030		664	662,441
6.50%, 06/15/2033		625	615,283

			235,137,100

Energy – 5.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		3,000	2,972,596
Aris Water Holdings LLC 7.25%, 04/01/2030(a)		4,256	4,367,396
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(a)		785	782,753
Buckeye Partners LP 3.95%, 12/01/2026		30	29,499
4.50%, 03/01/2028(a)		840	820,288
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		2,387	2,385,651
Civitas Resources, Inc. 8.375%, 07/01/2028(a)		5,582	5,746,942
8.75%, 07/01/2031(a)		2,909	2,945,150
CNX Resources Corp. 6.00%, 01/15/2029(a)		4,714	4,710,218
7.25%, 03/01/2032(a)		3,043	3,134,245
7.375%, 01/15/2031(a)		350	361,518
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)		705	674,982
7.625%, 04/01/2032(a)		1,871	1,828,935
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.375%, 06/30/2033(a)		5,504	5,437,107
Excelerate Energy LP 8.00%, 05/15/2030(a)		4,918	5,150,178
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		3,000	3,030,033

	Principal Amount (000)		U.S. $ Value

Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029	U.S.$	4,575	$4,635,422
Gulfport Energy Operating Corp. 6.75%, 09/01/2029(a)		1,454	1,479,364
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,324	1,298,218
6.00%, 02/01/2031(a)		1,772	1,710,705
6.25%, 04/15/2032(a)		318	305,327
7.25%, 02/15/2035(a)		4,398	4,281,167
8.375%, 11/01/2033(a)		5,423	5,664,434
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		2,565	2,680,766
ITT Holdings LLC 6.50%, 08/01/2029(a)		9,283	8,832,953
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		6,018	6,172,440
Matador Resources Co. 6.50%, 04/15/2032(a)		445	445,733
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)		3,473	3,390,047
Murphy Oil Corp. 6.00%, 10/01/2032		2,693	2,581,297
Nabors Industries Ltd. 7.50%, 01/15/2028(a) (j)		3,831	3,535,886
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		2,304	2,324,842
NFE Financing LLC 12.00%, 11/15/2029(a)		21,139	7,458,364
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		3,973	3,932,932
8.375%, 02/15/2032(a)		4,536	4,438,151
NuStar Logistics LP 5.625%, 04/28/2027		3,349	3,365,686
6.00%, 06/01/2026		300	300,958
6.375%, 10/01/2030		1,164	1,199,680
Parkland Corp. 4.50%, 10/01/2029(a)		481	463,159
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		1,872	1,802,050
7.875%, 09/15/2030(a)		2,774	2,531,746
9.875%, 03/15/2030(a)		4,600	4,558,860
Rockies Express Pipeline LLC 6.75%, 03/15/2033(a)		192	199,111
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		3,768	3,834,900
Sunoco LP 7.00%, 05/01/2029(a)		7,155	7,430,079
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		2,908	2,813,378
7.00%, 09/15/2028(a)		283	291,627
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(a)		614	601,684
6.00%, 09/01/2031(a)		269	263,157
Talos Production, Inc. 9.00%, 02/01/2029(a)		1,792	1,837,830
9.375%, 02/01/2031(a)		2,128	2,169,482
TransMontaigne Partners LLC 8.50%, 06/15/2030(a)		2,203	2,302,105
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		3,187	3,233,589
Transocean, Inc. 8.75%, 02/15/2030(a)		3,254	3,372,091
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		6,837	7,073,380
8.375%, 06/01/2031(a)		2,811	2,905,781
9.00%, 09/30/2029(a) (n)		5,856	5,855,180
9.50%, 02/01/2029(a)		2,769	3,019,160
9.875%, 02/01/2032(a)		11,363	12,260,391

	Principal Amount (000)		U.S. $ Value

Vermilion Energy, Inc. 6.875%, 05/01/2030(a)	U.S.$	675	$654,818

			183,885,421

Other Industrial – 0.5%
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		4,369	4,281,636
Gates Corp./DE 6.875%, 07/01/2029(a)		1,249	1,286,443
Pachelbel Bidco SpA 7.125%, 05/17/2031(a)	EUR	2,585	3,186,324
Resideo Funding, Inc. 4.00%, 09/01/2029(a)	U.S.$	651	612,004
6.50%, 07/15/2032(a)		2,220	2,252,564
Stena International SA 7.25%, 01/15/2031(a)		293	297,409
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		2,379	2,410,476

			14,326,856

Services – 3.0%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		2,530	2,421,735
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,358,866
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	1,247,240
4.625%, 06/01/2028(a)	U.S.$	11,262	10,926,578
4.875%, 06/01/2028(a)	GBP	3,580	4,589,145
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	8,847	8,240,031
APCOA Group GmbH 6.00%, 04/15/2031(a)	EUR	3,023	3,508,267
Aramark International Finance SARL 4.375%, 04/15/2033(a)		486	555,189
Aramark Services, Inc. 5.00%, 02/01/2028(a)	U.S.$	3,832	3,794,640
Belron UK Finance PLC 5.75%, 10/15/2029(a)		3,449	3,476,548
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,397,423
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		5,201	4,980,212
4.875%, 07/01/2029(a)		1,577	1,479,119
Engineering - Ingegneria Informatica - SpA 7.73% (EURIBOR 3 Month + 5.75%), 02/15/2030(a) (i)	EUR	1,418	1,650,529
8.625%, 02/15/2030(a)		770	950,221
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	2,243	2,221,070
6.00%, 06/01/2029(a)		3,875	3,794,208
7.75%, 02/15/2028(a)		2,493	2,566,762
8.25%, 08/01/2032(a)		3,046	3,140,805
8.375%, 11/15/2032(a)		2,643	2,723,061
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,364,240
Match Group Holdings II LLC 4.625%, 06/01/2028(a)		685	669,311
Matthews International Corp. 8.625%, 10/01/2027(a)		1,494	1,555,192
Monitronics International, Inc. 9.125%, 04/01/2020(d) (f) (g) (h) (m)		6,914	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		760	733,599
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		5,577	5,632,834

	Principal Amount (000)		U.S. $ Value

Sabre GLBL, Inc. 10.75%, 11/15/2029(a)	U.S.$	859	$884,710
11.125%, 07/15/2030(a)		6,236	6,583,458
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	2,529	3,003,692
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)		3,142	3,720,859

			93,169,544

Technology – 2.1%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)		4,266	4,936,780
Amentum Holdings, Inc. 7.25%, 08/01/2032(a)	U.S.$	7,394	7,649,730
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		4,979	4,894,908
CommScope LLC 9.50%, 12/15/2031(a)		96	101,000
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		2,614	2,770,757
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		1,627	1,649,807
Entegris, Inc. 5.95%, 06/15/2030(a)		2,924	2,949,479
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		3,778	3,962,801
GoTo Group, Inc. 5.50%, 05/01/2028(a)		4,547	2,505,804
Imola Merger Corp. 4.75%, 05/15/2029(a)		4,307	4,175,825
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	2,533	2,936,176
Kioxia Holdings Corp. 6.25%, 07/24/2030(a)	U.S.$	4,842	4,820,298
Playtika Holding Corp. 4.25%, 03/15/2029(a)		5,315	4,873,357
Rackspace Finance LLC 3.50%, 05/15/2028(a)		11,101	5,248,837
Rocket Software, Inc. 9.00%, 11/28/2028(a)		5,150	5,314,338
TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	3,109	3,584,578
Virtusa Corp. 7.125%, 12/15/2028(a)	U.S.$	3,521	3,363,814

			65,738,289

Transportation - Airlines – 0.8%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		3,675	3,677,254
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		2,690	2,686,676
5.75%, 04/20/2029(a)		11,405	11,400,889
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		5,614	5,429,917
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.00% (11.00% Cash or 8.00% Cash and 4.00% PIK),
03/12/2030(a) (b) (c)		2,501	1,617,378

			24,812,114

Transportation - Services – 1.6%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	513	605,842
7.00%, 05/21/2030(a)	U.S.$	1,597	1,645,714
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		6,655	6,407,651
5.375%, 03/01/2029(a)		2,823	2,716,816
5.75%, 07/15/2027(a)		1,279	1,271,374
8.25%, 01/15/2030(a)		446	459,278

	Principal Amount (000)		U.S. $ Value

Avis Budget Finance PLC 7.25%, 07/31/2030(a)	EUR	568	$663,671
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(a)		5,428	5,387,771
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		538	598,723
Beacon Mobility Corp. 7.25%, 08/01/2030(a)	U.S.$	4,228	4,307,638
Boels Topholding BV 5.75%, 05/15/2030(a)	EUR	2,472	2,940,954
Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	1,697	1,731,046
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	1,631	2,281,322
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	6,172	5,581,606
12.625%, 07/15/2029(a)		3,251	3,398,194
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	3,189	3,695,029
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	5,075	4,898,743

			48,591,372

			1,676,007,411

Financial Institutions – 6.3%
Banking – 0.4%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(n)		993	905,711
Bread Financial Holdings, Inc. 8.375%, 06/15/2035(a)		2,189	2,261,901
9.75%, 03/15/2029(a)		8,199	8,795,809

			11,963,421

Brokerage – 1.2%
AG Issuer LLC 6.25%, 03/01/2028(a)		5,114	5,111,124
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		1,167	1,198,404
Aretec Group, Inc. 7.50%, 04/01/2029(a)		2,319	2,318,921
10.00%, 08/15/2030(a)		6,737	7,352,136
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		941	961,526
Hightower Holding LLC 9.125%, 01/31/2030(a)		5,609	5,965,040
Jane Street Group/JSG Finance, Inc. 6.75%, 05/01/2033(a)		3,643	3,729,718
Osaic Holdings, Inc. 6.75%, 08/01/2032(a)		213	215,585
8.00%, 08/01/2033(a)		379	385,104
10.75%, 08/01/2027(a)		7,329	7,329,000
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		3,609	3,755,354

			38,321,912

Finance – 2.4%
Burford Capital Global Finance LLC 7.50%, 07/15/2033(a)		730	734,593
CNG Holdings, Inc. 14.50%, 06/30/2026(a)		4,422	3,979,814
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		5,249	4,875,184
Curo SPV LLC 13.00%, 08/02/2027(d) (g)		8,916	8,826,585
Enova International, Inc. 9.125%, 08/01/2029(a)		5,072	5,314,054
11.25%, 12/15/2028(a)		2,594	2,770,481
Freedom Mortgage Holdings LLC 8.375%, 04/01/2032(a)		4,804	4,906,782

	Principal Amount (000)		U.S. $ Value

GGAM Finance Ltd. 8.00%, 02/15/2027(a)	U.S.$	4,139	$4,264,198
8.00%, 06/15/2028(a)		3,918	4,140,367
goeasy Ltd. 6.875%, 05/15/2030(a)		800	803,565
7.375%, 10/01/2030(a)		2,268	2,312,079
7.625%, 07/01/2029(a)		1,862	1,917,624
9.25%, 12/01/2028(a)		3,755	3,973,906
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		7,413	7,150,299
Navient Corp. 4.875%, 03/15/2028		6,959	6,788,010
5.00%, 03/15/2027		1,471	1,454,585
5.50%, 03/15/2029		1,246	1,219,137
5.625%, 08/01/2033		1,834	1,650,345
11.50%, 03/15/2031		3,049	3,424,194
OneMain Finance Corp. 6.625%, 05/15/2029		723	738,305
Rfna LP 7.875%, 02/15/2030(a)		1,027	1,046,695
SLM Corp. 3.125%, 11/02/2026		1,440	1,405,477

			73,696,279

Financial Services – 1.0%
1261229 BC Ltd. 10.00%, 04/15/2032(a)		5,396	5,492,565
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		8,586	8,250,416
CCO IIA Credit Backed Loans Ltd. Zero Coupon, 10/15/2036(d) (g) (i)		736	809,274
7.54% (SOFR + 0.03%), 10/15/2036(d) (g) (i)		1,517	1,513,808
9.94% (SOFR + 0.06%), 10/15/2036(d) (g) (i)		542	540,941
Encore Capital Group, Inc. 8.50%, 05/15/2030(a)		3,148	3,332,051
9.25%, 04/01/2029(a)		4,697	4,969,947
Herc Holdings, Inc. 7.00%, 06/15/2030(a)		2,714	2,802,430
7.25%, 06/15/2033(a)		2,655	2,751,114
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)	EUR	1,310	421,768

			30,884,314

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)	U.S.$	1,262	1,230,676
7.50%, 11/06/2030(a)		1,502	1,551,538
8.25%, 02/01/2029(a)		3,788	3,912,848
8.50%, 06/15/2029(a)		2,552	2,665,668
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.50%, 10/01/2031(a)		1,448	1,470,458
6.75%, 04/15/2028(a)		1,165	1,180,712
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		1,097	1,130,442
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,299	1,541,622
7.75%, 02/15/2031(a)	U.S.$	2,171	2,263,775
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		4,366	4,597,030

			21,544,769

REITs – 0.6%
Brandywine Operating Partnership LP 8.875%, 04/12/2029		939	1,008,572
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)		1,820	1,769,743

	Principal Amount (000)		U.S. $ Value

Crossgates, Inc. 11.00%, 07/24/2026(d) (g)	U.S.$	7,304	$7,129,068
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a) (c)		3,985	4,024,959
MPT Operating Partnership LP/MPT Finance Corp. 7.00%, 02/15/2032(a)	EUR	385	451,444
8.50%, 02/15/2032(a)	U.S.$	1,534	1,595,743
RLJ Lodging Trust LP 4.00%, 09/15/2029(a)		1,492	1,393,084
Service Properties Trust 8.375%, 06/15/2029		2,265	2,352,310
Vivion Investments SARL Series E 6.50%, 02/28/2029(a) (b) (c)	EUR	17	19,022

			19,743,945

			196,154,640

Utility – 0.8%
Electric – 0.8%
Calpine Corp. 4.625%, 02/01/2029(a)	U.S.$	686	674,275
NRG Energy, Inc. 3.375%, 02/15/2029(a)		3,924	3,683,877
5.25%, 06/15/2029(a)		300	296,661
5.75%, 07/15/2029(a)		7,963	7,951,553
10.25%, 03/15/2028(a) (n)		3,572	3,939,988
Vistra Corp. 7.00%, 12/15/2026(a) (n)		3,713	3,747,665
8.00%, 10/15/2026(a) (n)		4,495	4,586,101
Vistra Operations Co. LLC 5.00%, 07/31/2027(a)		300	298,504

			25,178,624

Total Corporates - Non-Investment Grade (cost $1,939,190,334)			1,897,340,675

CORPORATES - INVESTMENT GRADE – 14.1%
Industrial – 7.9%
Basic – 0.8%
Celanese US Holdings LLC 6.75%, 04/15/2033(j)		2,104	2,122,870
Freeport Indonesia PT 4.76%, 04/14/2027(a)		696	695,659
Inversiones CMPC SA 6.125%, 02/26/2034(a)		675	696,231
Nexa Resources SA 6.75%, 04/09/2034(a) (j)		2,633	2,760,716
OCP SA 6.75%, 05/02/2034(a)		1,492	1,551,539
Olin Corp. 5.625%, 08/01/2029		1,167	1,150,745
6.625%, 04/01/2033(a)		3,331	3,243,370
Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(a)		3,878	4,003,647
Sociedad Quimica y Minera de Chile SA 4.25%, 05/07/2029(a)		764	754,736
6.50%, 11/07/2033(a)		1,223	1,288,137
Suzano Austria GmbH 6.00%, 01/15/2029		5,606	5,743,347

			24,010,997

Capital Goods – 0.0%
Textron Financial Corp. 6.32% (CME Term SOFR 3 Month + 2.00%), 02/15/2042(a) (i)		125	111,364

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.7%
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)	U.S.$	6,639	$6,598,868
10.00%, 02/15/2031(a)		7,850	7,567,309
Grupo Televisa SAB 4.625%, 01/30/2026(j)		1,527	1,509,760
Prosus NV 3.06%, 07/13/2031(a)		6,509	5,793,010
4.03%, 08/03/2050(a)		1,341	898,470

			22,367,417

Communications - Telecommunications – 0.2%
TELUS Corp. 6.625%, 10/15/2055		2,824	2,861,051
7.00%, 10/15/2055		3,827	3,885,225

			6,746,276

Consumer Cyclical - Automotive – 0.8%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		685	703,126
Ford Motor Co. 3.25%, 02/12/2032		14,888	12,616,286
Ford Motor Credit Co. LLC 6.80%, 05/12/2028		4,854	5,006,900
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(a)		4,095	4,109,230
Phinia, Inc. 6.75%, 04/15/2029(a)		2,060	2,120,267

			24,555,809

Consumer Cyclical - Entertainment – 1.1%
Carnival Corp. 4.00%, 08/01/2028(a)		6,106	5,931,193
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		6,220	6,248,843
5.50%, 04/01/2028(a)		21,202	21,451,854

			33,631,890

Consumer Cyclical - Other – 1.6%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	4,016	4,590,739
5.875%, 06/04/2031(a)	U.S.$	1,325	1,333,800
6.125%, 06/04/2031(a)	GBP	1,466	1,943,793
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	2,056	1,876,100
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(a)		1,312	1,351,969
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		767	770,357
6.125%, 07/31/2032(a)		3,500	3,539,612
Las Vegas Sands Corp. 5.625%, 06/15/2028		4,850	4,926,528
6.00%, 06/14/2030		2,449	2,520,474
MDC Holdings, Inc. 6.00%, 01/15/2043		9,963	9,079,459
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		2,700	2,399,274
4.625%, 04/06/2031(a)		5,800	4,801,590
8.45%, 07/27/2030(a)		900	894,279
Sands China Ltd. 2.85%, 03/08/2029(c)		810	749,346
3.25%, 08/08/2031(c)		675	602,859
4.375%, 06/18/2030(c)		1,740	1,676,070
Voyager Parent LLC 9.25%, 07/01/2032(a)		6,443	6,817,301

			49,873,550

Consumer Cyclical - Retailers – 0.2%
Levi Strauss & Co. 3.50%, 03/01/2031(a)		858	785,597

	Principal Amount (000)		U.S. $ Value

Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)	U.S.$	1,365	$1,348,175
6.125%, 03/15/2032(a)		2,121	2,031,954
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(a)		1,570	1,568,457

			5,734,183

Consumer Non - Cyclical – 0.5%
Cencosud SA 5.95%, 05/28/2031(a)		1,295	1,330,548
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		4,614	4,341,797
4.00%, 03/15/2031(a)		2,554	2,343,639
Jazz Securities DAC 4.375%, 01/15/2029(a)		7,888	7,634,390

			15,650,374

Energy – 1.5%
Energy Transfer LP 8.00%, 05/15/2054		4,164	4,437,623
Harbour Energy PLC 6.33%, 04/01/2035(a)		1,499	1,500,528
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		2,143	2,073,915
KazMunayGas National Co. JSC 5.375%, 04/24/2030(a)		2,530	2,553,428
Permian Resources Operating LLC 6.25%, 02/01/2033(a)		3,429	3,443,227
Raizen Fuels Finance SA 5.70%, 01/17/2035(a)		2,804	2,616,331
6.25%, 07/08/2032(a)		1,218	1,204,855
6.45%, 03/05/2034(a)		2,075	2,063,201
6.70%, 02/25/2037(a)		2,505	2,438,198
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		3,441	3,110,664
Var Energi ASA 5.875%, 05/22/2030(a)		2,768	2,853,829
6.50%, 05/22/2035(a)		1,249	1,295,628
8.00%, 11/15/2032(a)		4,260	4,840,546
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		332	313,190
3.875%, 11/01/2033(a)		692	603,777
6.25%, 01/15/2030(a)		3,905	4,011,591
Woodside Finance Ltd. 5.40%, 05/19/2030		2,148	2,181,263
6.00%, 05/19/2035		5,613	5,743,527

			47,285,321

Other Industrial – 0.0%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		701	682,573

Services – 0.0%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	369	523,869

Technology – 0.1%
Lenovo Group Ltd. 5.83%, 01/27/2028(a)	U.S.$	2,591	2,654,246

Transportation - Airlines – 0.2%
United Airlines, Inc. 4.375%, 04/15/2026(a)		5,509	5,475,686
4.625%, 04/15/2029(a)		1,888	1,842,686

			7,318,372

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		1,525	1,436,350

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(a)	U.S.$	3,847	$3,650,996

			246,233,587

Financial Institutions – 5.2%
Banking – 3.1%
Ally Financial, Inc. 5.54%, 01/17/2031		496	502,270
6.70%, 02/14/2033		3,049	3,165,082
Series B 4.70%, 05/15/2026(n)		10,614	10,339,359
Banco Santander SA 6.35%, 03/14/2034		2,200	2,314,666
6.92%, 08/08/2033		7,200	7,840,956
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		1,500	1,554,443
Barclays PLC 7.12%, 06/27/2034		2,695	2,954,772
BNP Paribas SA 4.625%, 02/25/2031(a) (n)		6,256	5,625,248
BPCE SA 6.51%, 01/18/2035(a)		1,434	1,504,324
CaixaBank SA 5.58%, 07/03/2036(a)		1,742	1,756,782
6.84%, 09/13/2034(a)		3,306	3,634,380
Citigroup, Inc. Series AA 7.625%, 11/15/2028(n)		1,231	1,285,315
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		5,208	4,826,522
7.08%, 02/10/2034		1,397	1,507,356
HSBC Holdings PLC 4.60%, 12/17/2030(n)		986	906,935
Intesa Sanpaolo SpA 4.20%, 06/01/2032(a)		3,439	3,192,116
4.95%, 06/01/2042(a)		1,000	821,158
Lloyds Banking Group PLC 6.07%, 06/13/2036		838	858,990
7.50%, 09/29/2025(n)		4,748	4,748,874
Nationwide Building Society 5.54%, 07/14/2036(a)		1,150	1,161,928
Societe Generale SA 5.51%, 05/22/2031(a)		14,548	14,856,478
Standard Chartered PLC 6.08% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (i) (n)		3,500	3,334,911
Synchrony Financial 5.935%, 08/02/2030(j)		2,928	3,005,506
7.25%, 02/02/2033		7,405	7,792,641
UBS Group AG 3.875%, 06/02/2026(a) (n)		1,016	997,752
7.125%, 08/10/2034(a) (n)		2,442	2,470,709
9.25%, 11/13/2028(a) (n)		895	982,948
UniCredit SpA 5.86%, 06/19/2032(a)		3,049	3,073,174

			97,015,595

Finance – 0.5%
Air Lease Corp. Series B 4.65%, 06/15/2026(n)		5,818	5,770,339
Aircastle Ltd. 5.25%, 06/15/2026(a) (n)		2,705	2,687,217
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		2,519	2,514,844
4.875%, 11/22/2026(a)		310	309,798
CFAMC III Co., Ltd. 4.75%, 04/27/2027(a)		1,151	1,146,324

	Principal Amount (000)		U.S. $ Value

Series E 4.25%, 11/07/2027(a)	U.S.$	270	$265,950
ILFC E-Capital Trust II 6.68% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(a) (i)		1,500	1,279,016
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.625%, 10/15/2031(a)		2,594	2,582,633

			16,556,121

Insurance – 1.1%
Centene Corp. 2.50%, 03/01/2031		2,409	2,022,339
2.625%, 08/01/2031		2,052	1,714,563
3.00%, 10/15/2030		3,995	3,476,691
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		12,355	14,456,580
MetLife Capital Trust IV 7.875% ( + 3.96%), 12/15/2037(a) (i)		8,479	9,270,222
MetLife, Inc. 10.75%, 08/01/2039		942	1,252,770

			32,193,165

REITs – 0.5%
Newmark Group, Inc. 7.50%, 01/12/2029		8,230	8,736,324
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		2,016	2,022,072
Trust Fibra Uno 4.87%, 01/15/2030(a)		3,999	3,814,526
7.375%, 02/13/2034(a)		388	400,435

			14,973,357

			160,738,238

Utility – 1.0%
Electric – 1.0%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(a)		357	313,937
3.95%, 02/12/2030(a)		3,064	2,817,348
AES Andes SA 6.30%, 03/15/2029(a)		1,849	1,905,172
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,858	1,961,650
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		1,958	2,075,284
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		1,539	1,594,920
Electricite de France SA 9.125%, 03/15/2033(a) (n)		1,365	1,564,591
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		5,114	4,722,523
Engie Energia Chile SA 6.375%, 04/17/2034(a)		2,849	2,985,752
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		468	478,039
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		4,664	4,546,934
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		828	850,570
Minejesa Capital BV 4.625%, 08/10/2030(a)		2,922	2,893,501
Niagara Energy SAC 5.75%, 10/03/2034(a)		1,563	1,555,029

			30,265,250

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)	U.S.$	743	$787,506

			31,052,756

Total Corporates - Investment Grade (cost $428,499,426)			438,024,581

BANK LOANS – 6.4%
Industrial – 5.4%
Capital Goods – 0.3%
ACProducts Holdings, Inc. 8.81% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(o)		5,100	3,828,386
ECO Material Technologies, Inc. 7.47% (CME Term SOFR 6 Month + 3.25%), 02/12/2032(o)		6,390	6,408,659

			10,237,045

Communications - Media – 0.8%
DIRECTV Financing LLC 9.82% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(o)		4,756	4,711,018
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 9.81% (CME Term SOFR 3 Month + 5.50%), 02/17/2031(o)		1,880	1,810,214
Gray Television, Inc. 7.44% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(o)		4,411	4,401,093
iHeartCommunications, Inc. 10.25% (CME Term SOFR 1 Month + 5.78%), 05/01/2029(o)		4,244	3,499,447
Inizio Group Ltd. 8.65% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(d) (o)		4,669	4,528,930
Radiate Holdco LLC 1.50% (PIK Interest 12 + 1.50%), 09/25/2029(o)		2,455	2,124,442
7.97% (CME Term SOFR 1 Month + 3.50%), 09/25/2029(o)		2,455	2,124,442

			23,199,586

Communications - Telecommunications – 0.5%
Crown Subsea Communications Holding, Inc. 7.82% (CME Term SOFR 3 Month + 3.50%), 01/30/2031(o)		6,841	6,877,978
Lumen Technologies, Inc. 6.82% (CME Term SOFR 1 Month + 2.35%), 04/16/2029(o)		1,330	1,321,734
Zacapa S.a r.l. 8.05% (CME Term SOFR 3 Month + 3.75%), 03/22/2029(o)		7,457	7,467,607

			15,667,319

Consumer Cyclical - Automotive – 0.1%
MPH Acquisition Holdings LLC 9.47% (CME Term SOFR 1 Month + 5.00%), 01/31/2028(o)		3,542	3,292,350

Consumer Cyclical - Other – 0.1%
CP Atlas Buyer, Inc. 9.61% (CME Term SOFR 1 Month + 5.25%), 07/08/2030(o)		1,480	1,410,440
Weber-Stephen Products LLC 0% 10/30/27 7.72% (CME Term SOFR 1 Month + 3.25%), 10/30/2027(o)		1,848	1,845,253

			3,255,693

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.2%
Foundation Building Materials, Inc. 9.55% (CME Term SOFR 3 Month + 5.25%), 01/29/2031(o)	U.S.$	7,400	$7,225,286

Consumer Non - Cyclical – 1.2%
Agiliti Health, Inc. 7.29% (CME Term SOFR 3 Month + 3.00%), 05/01/2030(o)		1,614	1,562,517
7.30% (CME Term SOFR 3 Month + 3.00%), 05/01/2030(o)		3,070	2,972,414
Gainwell Acquisition Corp. 8.40% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(o)		6,656	6,554,441
ModivCare, Inc. 9.05% (CME Term SOFR 3 Month + 4.75%), 07/01/2031(o)		4,802	2,961,131
11.78% (CME Term SOFR 3 Month + 7.50%), 01/12/2026(o)		689	520,960
MPH Acquisition Holdings LLC 8.06% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(o)		665	660,900
Neptune Bidco US, Inc. 9.43% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(o)		7,678	7,360,484
Opal Bidco SAS 7.435% (CME Term SOFR 6 Month + 3.25%), 04/28/2032(o)		3,150	3,160,647
PetSmart LLC 8.21% (CME Term SOFR 1 Month + 3.75%), 02/11/2028(o)		5,619	5,599,854
US Radiology Specialists, Inc. 9.05% (CME Term SOFR 3 Month + 4.75%), 12/15/2027(o)		4,596	4,607,403

			35,960,751

Other Industrial – 0.1%
American Tire Distributors, Inc. 14.75% (PRIME 3 Month + 7.25%), 10/20/2028(d) (o)		1,997	399,329
LTR Intermediate Holdings, Inc. 8.97% (CME Term SOFR 1 Month + 4.50%), 05/05/2028(o)		3,139	3,077,343

			3,476,672

Technology – 1.7%
Ascend Learning LLC 10.21% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(o)		1,382	1,381,002
Boxer Parent Co., Inc. 7.33% (CME Term SOFR 3 Month + 3.00%), 07/30/2031(o)		8,430	8,426,965
Clover Holdings Ltd. 7.75% (FIXED 4 + 7.75%), 12/09/2031(d)		8,099	8,078,456
Clover Holdings SPV III LLC 15.00% (FIXED 4 + 15.00%), 12/09/2027(d) (o)		588	582,927
Commscope, Inc. 12/17/2029(p)		7,861	7,984,231
Icon Parent Inc. 7.205% (CME Term SOFR 3 Month + 3.00%), 11/13/2031(o)		4,648	4,659,227
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(d) (g) (h) (k) (o)		5,905	44,284
Peraton Corp. 8.21% (CME Term SOFR 1 Month + 3.75%), 02/01/2028(o)		4,297	3,819,018
02/01/2029(p)		5,974	3,788,976

	Principal Amount (000)		U.S. $ Value

Polaris Newco LLC 8.32% (CME Term SOFR 3 Month + 3.75%), 06/02/2028(o)	U.S.$	7,703	$7,545,534
Project Alpha Intermediate Holdings, Inc. 9.30% (CME Term SOFR 3 Month + 5.00%), 05/09/2033(d) (o)		4,500	4,491,585
Veritas US, Inc. 4.50% (PIK Interest 4 + 4.50%), 12/09/2029(o)		699	702,489
12.30% (CME Term SOFR 3 Month + 8.00%), 12/09/2029(o)		699	702,489

			52,207,183

Transportation - Airlines – 0.2%
AS Mileage Plan IP Ltd. 6.33% (CME Term SOFR 3 Month + 2.00%), 10/15/2031(o)		2,402	2,401,850
Delta Air Lines, Inc. 8.08% (CME Term SOFR 3 Month + 3.75%), 10/20/2027(o)		566	568,483
JetBlue Airways Corp. 9.07% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(o)		4,909	4,607,007

			7,577,340

Transportation - Services – 0.2%
Third Coast Infrastructure LLC 8.61% (CME Term SOFR 1 Month + 4.25%), 09/25/2030(d) (o)		6,143	6,143,238

			168,242,463

Financial Institutions – 1.0%
Banking – 0.0%
Orbit Private Holdings I Ltd. 7.92% (CME Term SOFR 6 Month + 3.75%), 12/11/2028(o)		869	872,664

Brokerage – 0.2%
Jane Street Group LLC 6.33% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(o)		5,527	5,500,457

Financial Services – 0.2%
Colossus Acquireco LLC 06/11/2032(p)		2,490	2,475,782
Osttra Group Ltd. 05/20/2032(p)		3,280	3,294,694

			5,770,476

Insurance – 0.6%
AssuredPartners, Inc. 7.86% (CME Term SOFR 1 Month + 3.50%), 02/14/2031(o)		5,446	5,456,615
Asurion LLC 8.71% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(o)		6,090	6,027,648
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 7.33% (CME Term SOFR 1 Month + 3.00%), 07/31/2031(o)		4,595	4,599,089
Truist Insurance Holdings 9.05% (CME Term SOFR 3 Month + 4.75%), 05/06/2032(o)		2,916	2,973,376

			19,056,728

			31,200,325

Total Bank Loans (cost $210,386,671)			199,442,788

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 6.2%
Industrial – 5.4%
Basic – 2.0%
Aris Mining Corp. 8.00%, 10/31/2029(a)	U.S.$	532	$546,414
Braskem Idesa SAPI 7.45%, 11/15/2029(a)		5,657	3,989,939
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		6,048	4,626,720
4.50%, 01/31/2030(a)		4,998	3,516,094
Cia de Minas Buenaventura SAA 6.80%, 02/04/2032(a)		1,612	1,642,386
CSN Inova Ventures 6.75%, 01/28/2028(a)		10,378	9,852,147
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(a)		1,682	1,743,699
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		3,943	3,938,071
8.00%, 03/01/2033(a)		4,036	4,171,374
9.375%, 03/01/2029(a)		859	910,542
Indika Energy Tbk PT 8.75%, 05/07/2029(a)		1,398	1,350,818
JSW Steel Ltd. 3.95%, 04/05/2027(a)		813	790,436
5.05%, 04/05/2032(a) (j)		2,171	2,042,911
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		7,812	7,794,909
Stillwater Mining Co. 4.00%, 11/16/2026(a)		3,148	3,087,024
UPL Corp., Ltd. 4.50%, 03/08/2028(a)		837	801,689
4.625%, 06/16/2030(a)		2,376	2,164,536
Vedanta Resources Finance II PLC 9.85%, 04/24/2033(a)		1,293	1,299,383
10.25%, 06/03/2028(a)		1,550	1,597,523
10.875%, 09/17/2029(a)		3,000	3,071,795
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		2,483	2,483,000

			61,421,410

Capital Goods – 0.3%
Ambipar Lux SARL 10.875%, 02/05/2033(a)		4,685	4,241,063
IHS Holding Ltd. 6.25%, 11/29/2028(a)		537	527,978
7.875%, 05/29/2030(a)		1,845	1,866,968
IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(a)		1,480	1,494,060

			8,130,069

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,869	1,763,401
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		219	204,218

			1,967,619

Communications - Telecommunications – 0.2%
CT Trust 5.125%, 02/03/2032(a)		1,688	1,580,390
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(d) (e) (g)		681	6,815
Millicom International Cellular SA 7.375%, 04/02/2032(a)		1,244	1,277,107
Sable International Finance Ltd. 7.125%, 10/15/2032(a)		2,467	2,464,230
Turk Telekomunikasyon AS 7.375%, 05/20/2029(a)		1,509	1,548,491

			6,877,033

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 1.1%
Allwyn Entertainment Financing UK PLC 7.25%, 04/30/2030(a)	EUR	1,590	$1,926,036
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	6,251	5,954,078
5.625%, 07/17/2027(a)		3,599	3,590,002
5.75%, 07/21/2028(a)		3,277	3,219,653
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		8,457	8,383,001
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		1,338	1,346,363
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	2,242,316
5.50%, 01/15/2026(a)		5,020	5,014,980
5.50%, 10/01/2027(a)		1,100	1,095,875
5.625%, 08/26/2028(a)		2,442	2,415,382

			35,187,686

Consumer Cyclical - Retailers – 0.1%
Falabella SA 3.375%, 01/15/2032(a)		3,073	2,679,656
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(d) (f) (g) (h)	ZAR	230	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (f) (g) (h)	U.S.$	5,622	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (f) (g) (h)		3,942	0

			2,679,656

Consumer Non - Cyclical – 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375%, 06/29/2028(a)		1,008	912,240
Biocon Biologics Global PLC 6.67%, 10/09/2029(a)		3,255	3,069,438
MARB BondCo PLC 3.95%, 01/29/2031(a)		4,590	4,056,871
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		2,864	2,719,508
Rede D’or Finance SARL 4.50%, 01/22/2030(a)		604	572,036
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027		1,363	1,352,178
5.125%, 05/09/2029(j)		2,251	2,250,775

			14,933,046

Energy – 1.0%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		3,111	3,133,207
Azure Power Energy Ltd. 3.575%, 08/19/2026(a)		1,621	1,575,227
Canacol Energy Ltd. 5.75%, 11/24/2028(a)		2,107	624,346
Cosan Luxembourg SA 5.50%, 09/20/2029(a)		1,827	1,782,467
Ecopetrol SA 8.625%, 01/19/2029		7,075	7,594,659
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		3,100	2,549,750
Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(a)		2,455	2,494,894
Leviathan Bond Ltd. 6.50%, 06/30/2027(a)		3,495	3,473,578
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(a)		271	283,195
Medco Maple Tree Pte. Ltd. 8.96%, 04/27/2029(a)		2,371	2,480,659
MV24 Capital BV 6.75%, 06/01/2034(a)		2,324	2,302,302
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	593,499

	Principal Amount (000)		U.S. $ Value

SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)	U.S.$	971	$911,769

			29,799,552

Other Industrial – 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		623	622,652

Services – 0.0%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		666	654,552

Transportation – Services – 0.1%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	554,835
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(a)		1,545	1,554,502
TAV Havalimanlari Holding AS 8.50%, 12/07/2028(a)		1,470	1,542,588

			3,651,925

			165,925,200

Utility – 0.6%
Electric – 0.5%
AES Andes SA 8.15%, 06/10/2055(a)		3,015	3,153,249
Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(a)		1,202	1,236,318
India Clean Energy Holdings 4.50%, 04/18/2027(a)		2,606	2,514,790
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,731	1,698,008
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		1,514	1,507,834
Saavi Energia SARL 8.875%, 02/10/2035(a)		1,605	1,670,619
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(a)		1,501	1,511,951
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(a)		3,431	3,335,000

			16,627,769

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		963	972,384
9.00%, 01/20/2031(a)		775	828,748

			1,801,132

			18,428,901

Financial Institutions – 0.2%
Banking – 0.2%
Akbank TAS 7.50%, 01/20/2030(a)		1,051	1,080,228
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(a)		1,411	1,505,523
Yapi ve Kredi Bankasi AS 7.25%, 03/03/2030(a)		3,090	3,118,984
9.25%, 10/16/2028(a)		1,500	1,614,375

			7,319,110

Financial Services – 0.0%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(d) (e) (g)		2,174	0

			7,319,110

Total Emerging Markets - Corporate Bonds (cost $204,636,036)			191,673,211

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 3.1%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)	U.S.$	7,095	$6,613,888
9.50%, 11/12/2025(a)		5,861	5,893,997

			12,507,885

Argentina – 0.1%
Argentine Republic Government International Bond 0.75%, 07/09/2030(c)		1,350	1,037,195
4.125%, 07/09/2035(c)		5,098	3,347,609

			4,384,804

Bahrain – 0.1%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		468	441,273
6.75%, 09/20/2029(a)		1,973	2,025,403
7.00%, 10/12/2028(a)		1,673	1,727,895

			4,194,571

Cote D’Ivoire – 0.2%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	2,308	2,423,837
5.75%, 12/31/2032(a) (c)	U.S.$	1,460	1,401,398
6.375%, 03/03/2028(a)		2,736	2,753,100
6.625%, 03/22/2048(a)	EUR	732	676,381

			7,254,716

Dominican Republic – 0.3%
Dominican Republic International Bond 8.625%, 04/20/2027(a)	U.S.$	8,497	8,781,994

Ecuador – 0.2%
Ecuador Government International Bond 6.90%, 07/31/2030(a) (c)		1,001	876,233
6.90%, 07/31/2035(a) (c)		7,393	5,500,724

			6,376,957

Egypt – 0.3%
Egypt Government International Bond 5.875%, 02/16/2031(a)		1,272	1,123,812
7.625%, 05/29/2032(a)		2,432	2,285,326
8.625%, 02/04/2030(a)		4,460	4,538,050

			7,947,188

El Salvador – 0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(a)		1,558	1,566,413
El Salvador Government International Bond 7.125%, 01/20/2050(a)		238	194,577
8.625%, 02/28/2029(a)		3,166	3,284,089
9.65%, 11/21/2054(a)		371	379,997

			5,425,076

Guatemala – 0.2%
Guatemala Government Bond 6.05%, 08/06/2031(a)		1,520	1,550,400
6.875%, 08/15/2055(a)		3,119	3,093,658

			4,644,058

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(a)		9,720	9,452,700
6.50%, 11/28/2027(a)		1,300	1,293,500
7.14%, 02/23/2030(a)		5,188	5,054,046

			15,800,246

Senegal – 0.3%
Senegal Government International Bond Series 7Y
7.75%, 06/10/2031(a)		7,544	6,162,542
4.75%, 03/13/2028(a)	EUR	1,709	1,679,756

	Principal Amount (000)		U.S. $ Value

6.25%, 05/23/2033(a)	U.S.$	395	$293,659
6.75%, 03/13/2048(a)		3,641	2,343,894

			10,479,851

Turkey – 0.2%
Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(a) (j)		3,274	3,287,833
Turkiye Government International Bond Series 10Y 5.25%, 03/13/2030		2,160	2,063,880

			5,351,713

Ukraine – 0.0%
Ukraine Government International Bond Zero Coupon, 02/01/2030(a) (c)		112	52,755
Zero Coupon, 02/01/2035(a) (c)		98	46,178
1.75%, 02/01/2035(a) (c)		234	119,909
1.75%, 02/01/2036(a) (c)		437	220,651
4.50%, 02/01/2029(a) (c)		702	428,260

			867,753

Uzbekistan – 0.1%
Republic of Uzbekistan International Bond 6.95%, 05/25/2032(a)		3,095	3,205,105

Total Emerging Markets - Sovereigns (cost $94,353,099)			97,221,917

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.1%
Risk Share Floating Rate – 1.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class B 13.81% (CME Term SOFR + 9.46%), 04/25/2028(i)		7,427	7,545,008
Series 2015-HQA2, Class B 14.96% (CME Term SOFR + 10.61%), 05/25/2028(i)		6,949	7,111,549
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1B 16.21% (CME Term SOFR + 11.86%), 08/25/2028(i)		3,968	4,179,721
Series 2016-C02, Class 1B 16.71% (CME Term SOFR + 12.36%), 09/25/2028(i)		2,864	3,045,560
Series 2016-C03, Class 2B 17.21% (CME Term SOFR + 12.86%), 10/25/2028(i)		3,916	4,214,035
Series 2016-C04, Class 1B 14.71% (CME Term SOFR + 10.36%), 01/25/2029(i)		3,316	3,567,302
Series 2016-C05, Class 2B 15.21% (CME Term SOFR + 10.86%), 01/25/2029(i)		4,968	5,363,902
Series 2016-C06, Class 1B 13.71% (CME Term SOFR + 9.36%), 04/25/2029(i)		8,399	9,075,119
Series 2016-C07, Class 2B 13.96% (CME Term SOFR + 9.61%), 05/25/2029(i)		3,992	4,307,503
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 9.96% (CME Term SOFR + 5.61%), 10/25/2025(a) (i)		1,741	1,801,552
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.71% (CME Term SOFR + 5.36%), 11/25/2025(a) (i)		1,158	1,208,771

	Principal Amount (000)		U.S. $ Value

Series 2015-WF1, Class 2M2 9.96% (CME Term SOFR + 5.61%), 11/25/2025(a) (i)	U.S.$	552	$578,211

			51,998,233

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-HY12, Class A5 4.17%, 08/25/2036		1,524	1,423,490
Series 2006-42, Class 1A6 6.00%, 01/25/2047		796	401,709
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,815	886,515
Series 2006-24CB, Class A16 5.75%, 08/25/2036		347	169,496
Series 2006-26CB, Class A6 6.25%, 09/25/2036		185	85,742
Series 2006-26CB, Class A8 6.25%, 09/25/2036		698	324,009
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		591	396,359
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		575	295,157
Series 2007-15CB, Class A19 5.75%, 07/25/2037		336	190,092
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		313	228,175
Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.21%, 05/25/2047		261	234,081
Series 2007-4, Class 22A1 4.25%, 06/25/2047		1,154	1,011,126
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		464	154,040
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.86%, 09/25/2047		291	260,761
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.74%, 03/25/2037		186	157,123
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		438	379,577
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 5.135%, 06/25/2036		203	160,760
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 5.23%, 09/25/2035		1,059	713,360
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		575	502,272
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		494	212,803
Series 2007-A1, Class A8 6.00%, 03/25/2037		861	249,630
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		213	105,629
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.18%, 10/25/2036		1,518	405,355
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.67%, 12/28/2037		836	757,319

			9,704,580

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 5.07% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(i)	U.S.$	2,048	$697,326
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 5.07% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(i)		300	104,627
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.72% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(i)		900	204,458
Lehman Mortgage Trust Series 2007-1, Class 3A1 4.72% (CME Term SOFR 1 Month + 0.36%), 02/25/2037(i)		2,855	390,434
Series 2007-1, Class 3A2 2.78% (7.14% - CME Term SOFR 1 Month), 02/25/2037(i) (q)		2,855	294,854
Lehman XS Trust Series 2007-16N, Class 2A2 6.17% (CME Term SOFR 1 Month + 1.81%), 09/25/2047(i)		294	262,126
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 4.79% (CME Term SOFR 1 Month + 0.43%), 02/25/2037(i)		296	217,789
Series 2007-2, Class 1A3 5.13% (CME Term SOFR 1 Month + 0.77%), 05/25/2037(i)		161	143,246

			2,314,860

Total Collateralized Mortgage Obligations (cost $69,250,189)			64,017,673

QUASI-SOVEREIGNS – 1.7%
Quasi-Sovereign Bonds – 1.7%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(a)		3,785	3,816,643

Brazil – 0.1%
Caixa Economica Federal 5.625%, 05/13/2030(a)		2,318	2,327,272

Chile – 0.2%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(a)		3,223	3,292,778
6.44%, 01/26/2036(a)		1,317	1,380,380

			4,673,158

Mexico – 0.9%
Comision Federal de Electricidad 4.69%, 05/15/2029(a)		5,319	5,143,473
4.75%, 02/23/2027(a)		434	433,683
Petroleos Mexicanos 5.50%, 06/27/2044		2,245	1,606,298
5.625%, 01/23/2046		3,985	2,814,008
6.375%, 01/23/2045		2,872	2,157,590
6.50%, 01/23/2029		1,644	1,634,136
7.69%, 01/23/2050		2,298	1,939,052
8.75%, 06/02/2029		11,348	11,941,896

			27,670,136

South Africa – 0.2%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		5,900	6,134,997

	Principal Amount (000)		U.S. $ Value

Trinidad and Tobago – 0.0%
Trinidad Generation UnLtd. 7.75%, 06/16/2033(a)	U.S.$	999	$1,026,083

Turkey – 0.2%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(a)		2,616	2,636,437
8.00%, 01/16/2029(a)		1,389	1,440,832
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(a) (j)		1,400	1,408,498
9.00%, 01/28/2027(a)		612	640,691

			6,126,458

Total Quasi-Sovereigns (cost $49,380,217)			51,774,747

GOVERNMENTS - TREASURIES – 0.9%
United States – 0.9%
U.S. Treasury Bonds 6.125%, 11/15/2027(r) (s)		9,763	10,216,722
U.S. Treasury Notes 3.125%, 11/15/2028		12,054	11,764,697
4.00%, 02/29/2028(r)		4,978	4,989,479

Total Governments - Treasuries (cost $27,765,575)			26,970,898

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Colombia – 0.2%
Colombia Government International Bond 7.375%, 04/25/2030		3,612	3,779,751
8.00%, 11/14/2035		2,610	2,677,860

			6,457,611

Panama – 0.1%
Panama Government International Bond 7.50%, 03/01/2031		1,416	1,517,952
Panama Notas del Tesoro 3.75%, 04/17/2026		1,503	1,485,550

			3,003,502

Romania – 0.4%
Romanian Government International Bond 5.75%, 09/16/2030(a) (j)		4,664	4,684,988
5.75%, 03/24/2035(a)		4,980	4,711,080
6.375%, 01/30/2034(a)		1,114	1,111,773

			10,507,841

Trinidad and Tobago – 0.0%
Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(a)		558	550,523

Total Governments - Sovereign Bonds (cost $20,328,292)			20,519,477

COLLATERALIZED LOAN OBLIGATIONS – 0.5%
CLO - Floating Rate – 0.5%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.58% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(a) (i)		11,494	11,507,300
LCM 28 Ltd. Series 28A, Class D 7.54% (CME Term SOFR 3 Month + 3.21%), 10/20/2030(a) (i)		500	491,349
Rad CLO 10 Ltd. Series 2021-10A, Class E 10.43% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(a) (i)		3,793	3,785,640

Total Collateralized Loan Obligations (cost $15,778,555)			15,784,289

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 0.4%
Colombia – 0.4%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(e) (cost $17,386,647)	U.S.$	61,158,073	$13,186,476

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		1,200	1,440,643
7.625%, 03/01/2040		1,250	1,484,238
State of Illinois Series 2010 7.35%, 07/01/2035		2,943	3,183,554
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(e)		7,240	6,507,097

Total Local Governments - US Municipal Bonds (cost $12,675,927)			12,615,532

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.43%, 10/15/2045(a)		225	13,110
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.15%, 08/10/2044(a)		7,937	6,976,009
Series 2013-GC13, Class D 3.88%, 07/10/2046(a)		1,500	1,070,714
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 4.98%, 06/15/2044(a)		1,624	1,567,541
Series 2014-C20, Class D 3.99%, 05/15/2047(a)		2,709	135,460

Total Commercial Mortgage-Backed Securities (cost $12,866,778)			9,762,834

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035 (cost $7,583,724)		56,885	8,151,907

	Shares

COMMON STOCKS – 0.2%
Financial Institutions – 0.1%
Financial Services – 0.1%
Curo Group Holdings LLC(h)		610,655	3,155,254

Industrials – 0.1%
Electrical Equipment – 0.1%
Exide Technologies(d) (g) (h)		4,045	1,771,710

Transportation Infrastructure – 0.0%
Spirit Aviation Holdings, Inc.(h)		185,887	760,278

			2,531,988

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
K201640219 South Africa Ltd. - Class A(d) (g) (h)		64,873,855	65
K201640219 South Africa Ltd. - Class B(d) (g) (h)		10,275,684	10

			75

Diversified Consumer Services – 0.0%
AG Tracker(d) (g) (h)		297,893	0

Company	Shares		U.S. $ Value

Paysafe Ltd.(h)		46,899	$569,823

			569,823

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(d) (g) (h)		14	0

			569,898

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(d) (g) (h)		5,004,988	5
CHC Group LLC(d) (g) (h)		104,383	21

			26

Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp.(h)		135	174
New Fortress Energy, Inc.(g) (h)		157,134	428,190

			428,364

			428,390

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(d) (g)		508,189	20,328

Total Common Stocks (cost $56,799,531)			6,705,858

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Floating Rate – 0.1%
Pagaya AI Debt Series 2024-S1, Class ABC 7.29%, 09/15/2031(a) (d) (cost $4,270,054)	U.S.$	4,270	4,312,754

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a) (cost $1,570,017)		1,578	1,589,851

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Other Industrial – 0.0%
Asphalt ATD Holdco(d) (h)		12,070	299,457

Technology – 0.0%
Veritas US, Inc.(d) (e) (h)		30,322	682,245

Total Preferred Stocks (cost $884,105)			981,702

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(d) (h) (cost $0)		45,881	56,204

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(t) (u) (v) (cost $46,802,533)		46,802,533	46,802,533

	Principal Amount (000)		U.S. $ Value

Time Deposits – 0.6%
BBH, New York 1.59%, 08/01/2025	CAD	3,915	$2,825,699
2.97%, 08/01/2025	NOK	6,390	618,057
5.16%, 08/01/2025	ZAR	6,204	340,560
Citibank, London 0.84%, 08/01/2025	EUR	300	342,422
3.20%, 08/01/2025	GBP	22	28,618
JPMorgan Chase, New York 3.68%, 08/01/2025	U.S.$	15,155	15,155,301

Total Time Deposits (cost $19,310,657)			19,310,657

Total Short-Term Investments (cost $66,113,190)			66,113,190

Total Investments – 100.8% (cost $3,239,718,367)(w)			3,126,246,564
Other assets less liabilities – (0.8)%			(24,174,368)

Net Assets – 100.0%			$3,102,072,196

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	1,687	September 2025	$182,485,953	$1,189,109
U.S. Ultra Bond (CBT) Futures	140	September 2025	16,423,750	317,063
Sold Contracts
U.S. Long Bond (CBT) Futures	169	September 2025	19,297,687	(278,820)
U.S. T-Note 10 Yr (CBT) Futures	1,027	September 2025	114,061,188	(970,836)

				$256,516

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	41,827	USD	7,459	08/04/2025	$(10,391)
Bank of America NA	USD	7,466	BRL	41,827	08/04/2025	3,400
Barclays Bank PLC	BRL	41,827	USD	7,466	08/04/2025	(3,400)
Barclays Bank PLC	USD	7,480	BRL	41,827	08/04/2025	(9,951)
Barclays Bank PLC	BRL	41,827	USD	7,423	09/03/2025	13,608
Brown Brothers Harriman & Co.	EUR	305	USD	355	09/10/2025	6,454
Citibank NA	BRL	2,776	USD	497	08/04/2025	1,546
Citibank NA	USD	496	BRL	2,776	08/04/2025	226
Deutsche Bank AG	GBP	13,456	USD	18,102	09/19/2025	322,408
Deutsche Bank AG	USD	5,618	GBP	4,176	09/19/2025	(100,054)
Morgan Stanley Capital Services LLC	EUR	123,037	USD	145,056	09/10/2025	4,288,185
Morgan Stanley Capital Services LLC	USD	7,673	EUR	6,509	09/10/2025	(226,843)
UBS AG	COP	52,080,005	USD	12,712	09/17/2025	326,890

						$4,612,078

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
United Mexican States, 4.150%, 03/28/2027, 06/20/2030*	1.00%	Quarterly	1.09%	USD	7,980	$22,056	$128,862	$(106,806)
Sale Contracts
CDX-NAHY Series 44, 5 Year Index, 6/20/2030*	5.00	Quarterly	3.22	USD	33,530	2,618,907	581,789	2,037,118
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	17.00	USD	1,300	(415,661)	(145,766)	(269,895)
iTraxx - XOVER Series 43, 5 Year Index, 6/20/2030*	5.00	Quarterly	2.69	EUR	37,210	4,406,009	3,131,367	1,274,642

						$6,631,311	$3,696,252	$2,935,059

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at July 31, 2025
Barclays Capital, Inc.†	USD	2,183	1.00%	—	$2,183,506
Barclays Capital, Inc.†	USD	1,290	2.50	—	1,308,096
Barclays Capital, Inc.†	USD	779	2.75	—	782,097
Barclays Capital, Inc.†	USD	294	3.00	—	295,788
Barclays Capital, Inc.†	USD	2,813	3.00	—	2,824,453
Barclays Capital, Inc.†	USD	2,282	4.00	—	2,304,104
Clear Street LLC†	USD	2,269	3.75	—	2,280,773
Jefferies LLC†	USD	747	0.25	—	747,511
Jefferies LLC†	USD	953	2.50	—	957,823
Jefferies LLC†	USD	938	2.95	—	946,049
Jefferies LLC†	USD	1,335	3.75	—	1,339,172
Nomura UK†	USD	550	3.75	—	553,992
Nomura UK†	USD	2,153	3.75	—	2,168,644
Standard Chartered Bank†	USD	496	1.00	—	497,422
Standard Chartered Bank†	USD	1,404	3.50	—	1,406,638
Standard Chartered Bank	USD	3,023	4.00	8/06/2025	3,023,172

					$23,619,240

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$7,966,261	$-0-	$-0-	$-0-	$7,966,261
Corporates - Investment Grade	7,684,337	-0-	-0-	-0-	7,684,337
Emerging Markets - Corporate Bonds	2,199,660	-0-	-0-	-0-	2,199,660
Emerging Markets - Sovereigns	1,339,172	-0-	-0-	-0-	1,339,172
Quasi-Sovereigns	1,406,638	-0-	-0-	-0-	1,406,638
Governments - Sovereign Bonds	-0-	3,023,172	-0-	-0-	3,023,172

Total	$20,596,068	$3,023,172	$-0-	$-0-	$23,619,240

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2025, the aggregate market value of these securities amounted to $2,296,718,331 or 74.04% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2025.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2025.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.91% of net assets as of July 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France Holding SA 10.50%, 05/15/2027	05/03/2019 - 07/20/2023	$7,707,222	$3,565,263	0.11%
Altice France SA 5.125%, 01/15/2029	03/20/2024	952,661	1,061,669	0.03%
Altice France SA 5.125%, 07/15/2029	04/13/2021 - 12/03/2024	20,731,143	21,801,947	0.70%
Altice France SA 5.50%, 01/15/2028	09/25/2023 - 02/28/2025	3,284,918	3,480,446	0.11%
Altice France SA 5.50%, 10/15/2029	09/21/2023 - 12/02/2024	5,727,130	6,480,176	0.21%
Altice France SA 8.125%, 02/01/2027	06/04/2024 - 06/10/2024	1,689,485	1,833,073	0.06%
BBFI Liquidating Trust Zero Coupon, 12/ 30/2099	02/04/2013 - 11/12/2019	1,865,666	-0-	0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	97,309	6,815	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	17,386,647	13,186,476	0.43%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	5,622,018	-0-	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	3,941,905	-0-	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	05/15/2013 - 02/19/2015	12,955,188	-0-	0.00%
ModivCare, Inc. 5.00%, 10/01/2029	11/06/2023	80,141	3,872	0.00%
ModivCare, Inc. (5.00% Cash or 10.00% PIK) 5.00%, 10/01/2029	11/06/2023 - 04/01/2025	2,789,085	835,538	0.03%
Veritas US, Inc.	12/09/2024	584,608	682,245	0.02%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	7,240,000	6,507,097	0.21%

(f)	Defaulted matured security.
(g)	Fair valued by the Adviser.
(h)	Non-income producing security.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2025.
(j)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(k)	Defaulted.
(l)	Convertible security.
(m)	Escrow Shares.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at July 31, 2025.
(p)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(q)	Inverse interest only security.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(t)	The rate shown represents the 7-day yield as of period end.
(u)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(v)	Affiliated investments.
(w)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,855,319 and gross unrealized depreciation of investments was $(193,523,469), resulting in net unrealized depreciation of $(105,668,150).

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

NOK – Norwegian Krone

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

AD – Assessment District

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

July 31, 2025 (unaudited)

65.5%	United States
3.1%	Canada
3.0%	United Kingdom
2.9%	France
2.1%	Brazil
1.5%	Mexico
1.5%	Italy
1.2%	Colombia
1.2%	Germany
1.1%	Luxembourg
1.0%	India
0.9%	Turkey
0.9%	Spain
12.0%	Other
2.1%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Angola, Argentina, Australia, Azerbaijan, Bahrain, Cayman Islands, Chile, China, Cote D’Ivoire, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Macau, Malaysia, Morocco, Netherlands, Nigeria, Norway, Panama, Peru, Puerto Rico, Romania, Senegal, Serbia, Slovenia, South Africa, Sweden, Switzerland, Trinidad and Tobago, Ukraine, Uzbekistan and Zambia.

AB High Income Fund

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations,recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$1,878,520,999	$18,819,676	#	$1,897,340,675
Corporates - Investment Grade	-0-	438,024,581	-0-		438,024,581
Bank Loans	-0-	175,174,039	24,268,749		199,442,788
Emerging Markets - Corporate Bonds	-0-	191,666,396	6,815	#	191,673,211
Emerging Markets - Sovereigns	-0-	97,221,917	-0-		97,221,917
Collateralized Mortgage Obligations	-0-	64,017,673	-0-		64,017,673
Quasi-Sovereigns	-0-	51,774,747	-0-		51,774,747
Governments - Treasuries	-0-	26,970,898	-0-		26,970,898
Governments - Sovereign Bonds	-0-	20,519,477	-0-		20,519,477
Collateralized Loan Obligations	-0-	15,784,289	-0-		15,784,289
Inflation-Linked Securities	-0-	13,186,476	-0-		13,186,476
Local Governments - US Municipal Bonds	-0-	12,615,532	-0-		12,615,532
Commercial Mortgage-Backed Securities	-0-	9,762,834	-0-		9,762,834
Emerging Markets - Treasuries	-0-	8,151,907	-0-		8,151,907
Common Stocks	1,758,465	3,155,254	1,792,139	#	6,705,858
Asset-Backed Securities	-0-	-0-	4,312,754		4,312,754
Governments - Sovereign Agencies	-0-	1,589,851	-0-		1,589,851
Preferred Stocks	-0-	-0-	981,702		981,702
Rights	-0-	-0-	56,204		56,204
Short-Term Investments:
Investment Companies	46,802,533	-0-	-0-		46,802,533
Time Deposits	19,310,657	-0-	-0-		19,310,657

Total Investments in Securities	67,871,655	3,008,136,870	50,238,039		3,126,246,564
Other Financial Instruments*:
Assets
Futures	1,506,172	-0-	-0-		1,506,172
Forward Currency Exchange Contracts	-0-	4,962,717	-0-		4,962,717
Centrally Cleared Credit Default Swaps	-0-	7,046,972	-0-		7,046,972
Liabilities
Futures	(1,249,656)	-0-	-0-		(1,249,656)
Forward Currency Exchange Contracts	-0-	(350,639)	-0-		(350,639)
Centrally Cleared Credit Default Swaps	-0-	(415,661)	-0-		(415,661)

Total	$68,128,171	$3,019,380,259	$50,238,039		$3,137,746,469

#	The Fund held securities with zero market value at period end.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Bank Loans	Emerging Markets - Corporate Bonds#	Common Stocks#
Balance as of 10/31/24	$8,405,970	$5,567,749	$642,049	$4,317,416
Accrued discounts/ (premiums)	325,669	-0-	25,879	-0-
Realized gain (loss)	(1,346,475)	(2,639,725)	(21,999,469)	(16,709,856)
Change in unrealized appreciation (depreciation)	684,695	2,734,508	21,621,647	17,033,129
Purchases	11,269,774	23,977,326	-0-	-0-
Sales/Paydowns	(519,957)	(1,282,653)	(283,291)	-0-
Transfers int o Level 3*	-0-	559,759	-0-	-0-
Transfers out of Level 3^	-0-	(4,648,215)	-0-	(2,848,550)

Balance as of 07/31/25	$18,819,676	$24,268,749	$6,815	$1,792,139

Net change in unrealized appreciation (depreciation) from investments held as of 07/31/25	$(670,219)	$2,743,261	$(632,332)	$436,507

	Asset-Backed Securities	Preferred Stocks	Rights	Total
Balance as of 10/31/24	$7,400,052	$-0-	$56,204	$26,389,440
Accrued discounts/ (premiums)	(86)	-0-	-0-	351,462
Realized gain (loss)	(1,170)	-0-	-0-	(42,696,695)
Change in unrealized appreciation (depreciation)	(78,517)	97,597	-0-	42,093,059
Purchases	-0-	884,105	-0-	36,131,205
Sales/Paydowns	(3,007,525)	-0-	-0-	(5,093,426)
Transfers into Level 3*	-0-	-0-	-0-	559,759
Transfers out of Level 3^	-0-	-0-	-0-	(7,496,765)

Balance as of 07/31/25	$4,312,754	$981,702	$56,204	$50,238,039

Net change in unrealized appreciation (depreciation) from investments held as of 07/31/25	$(72,817)	$97,597	$-0-	$1,901,997

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.
*	Amounts were transferred into Level 3 as the observability of price inputs has decreased during the reporting period.
^	Amounts were transferred out of Level 3 as the observability of price inputs has increased during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2025. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/25	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$-0-	Qualitative Assessment		$0.00
	$7,129,068	Discounted Cash Flow	Discount Rate	13.21% to 14.21%

	$7,129,068

Emerging Markets - Corporate Bonds	$-0-	Recovery	Expected Sale Price	$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$-0-

Common Stocks	$1,771,710	Guideline Public Company, Discounted Cash Flow, and Optional Value	Asset Value	$438.00
	$5	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$1,771,715

Preferred Stocks	$299,457	Intrinsic Calculation	Asset Value	$24.81

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Expected Sale Price and Asset Value in isolation would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2025 is as follows:

Fund	Market Value 10/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$82,121	$638,468	$673,786	$46,803	$1,468